Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2024
Discontinued Operations [Abstract]
Schedule of Discontinued Operations
Net loss from discontinued operations for the years ended December 31, 2024 and 2023 is comprised of the following:

	2024	2023
Product and service revenues	$—	$934
Cost of product and service revenues	—	607
Gross margin	—	327

Total operating expense	(720)	(7,913)
Finance income and other	—	337
Finance expense	5	—
Impairment charges on intangible assets	—	(2,266)
Impairment charges on goodwill	—	(23,991)
Net loss from discontinued operations	$(715)	$(33,506)
Net cash flows from discontinued operations for the years ended December 31, 2024 and 2023 is as follows:

	2024	2023
Cash used in operating activities	$(593)	$(3,601)
Cash provided by investing activities	—	47
Cash used in financing activities	—	(234)
Cash used in discontinued operations	$(593)	$(3,788)